Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended					9 Months Ended		3 Months Ended
	Dec. 31, 2013		Dec. 01, 2013	Dec. 31, 2012		Dec. 31, 2014		Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	$ 312		$ 312	$ 2,919
Level 3 assets, Transfers into Level 3			0	0
Level 3 assets, Transfers out of Level 3				(2,321)
Level 3 assets, Issues	0			0
Level 3 assets, Settlements	(312)			(286)
Level 3 assets, Balance at end of period				312
Equity indexed annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period						(58,038)
Level 3 liabilities, Total gains (losses) included in net income						(5,622)
Level 3 liabilities, Total gains (losses) included in OCI						0
Level 3 liabilities, Transfers into Level 3						0
Level 3 liabilities, Transfers out of Level 3						0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityPurchases						0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilitySales						0
FairValueMeasurementWithUnobservableInputsReconciliationsRecurringBasisLiabilityValueEndingBalance						(63,660)
Equity indexed life contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period						(15,691)
Level 3 liabilities, Total gains (losses) included in net income						(3,029)
Level 3 liabilities, Total gains (losses) included in OCI						0
Level 3 liabilities, Transfers into Level 3						0
Level 3 liabilities, Transfers out of Level 3						0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityPurchases						0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilitySales						0
FairValueMeasurementWithUnobservableInputsReconciliationsRecurringBasisLiabilityValueEndingBalance						(18,720)
GMWB/GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period						(8,499)	[1]
Level 3 liabilities, Total gains (losses) included in net income						(1,766)	[1]
Level 3 liabilities, Total gains (losses) included in OCI						0	[1]
Level 3 liabilities, Transfers into Level 3						0	[1]
Level 3 liabilities, Transfers out of Level 3						0	[1]
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityPurchases						0	[1]
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilitySales						0	[1]
FairValueMeasurementWithUnobservableInputsReconciliationsRecurringBasisLiabilityValueEndingBalance						(6,733)	[1]
All other corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period	312		312	598		400,527
Level 3 assets, Total gains (losses) included in net income						6,693
Level 3 assets, Total gains (losses) included in OCI						(7,841)
Level 3 assets, Transfers into Level 3			0	0		0
Level 3 assets, Transfers out of Level 3						(291,802)
Level 3 assets, Purchases						4,930
Level 3 assets, Sales						(97,228)
Level 3 assets, Issues	0			0		0
Level 3 assets, Settlements	(312)			(286)
Level 3 assets, Balance at end of period				312		15,279
Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period						24,095
Level 3 assets, Total gains (losses) included in net income						29
Level 3 assets, Transfers into Level 3						0
Level 3 assets, Sales						(411)
Level 3 assets, Issues						0
Level 3 assets, Balance at end of period						23,713
Residential mortgage-backed securities ("RMBS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, Balance at beginning of period				2,321
Level 3 assets, Transfers into Level 3				0
Level 3 assets, Transfers out of Level 3				(2,321)
Level 3 assets, Issues				0
Predecessor
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(314,926)			(506,678)				(267,859)
Level 3 liabilities, Total gains (losses) included in net income	43,244	[2]		131,054	[3]			18,525	[4]
Level 3 liabilities, Total gains (losses) included in OCI	0			0				0
Level 3 liabilities, Transfers into Level 3	0			0				0
Level 3 liabilities, Transfers out of Level 3	0			0				0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityPurchases	0			0				0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilitySales	0			0				0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityIssues	(6,621)			(11,024)				(3,764)
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilitySettlements	10,444			71,722				2,612
FairValueMeasurementWithUnobservableInputsReconciliationsRecurringBasisLiabilityValueEndingBalance	(267,859)			(314,926)				(250,486)
Predecessor | Derivatives embedded in life and annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	(314,926)			(506,678)				(267,859)
Level 3 liabilities, Total gains (losses) included in net income	43,244	[2]		131,054	[3]			18,525	[4]
Level 3 liabilities, Total gains (losses) included in OCI	0			0				0
Level 3 liabilities, Transfers into Level 3	0			0				0
Level 3 liabilities, Transfers out of Level 3	0			0				0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityPurchases	0			0				0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilitySales	0			0				0
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilityIssues	(6,621)			(11,024)				(3,764)
FairValueMeasurementWithUnobservableInputsReconciliationRecurringBasisLiabilitySettlements	10,444			71,722				2,612
FairValueMeasurementWithUnobservableInputsReconciliationsRecurringBasisLiabilityValueEndingBalance	$ (267,859)			$ (314,926)				$ (250,486)

[1]	These amount are 100% ceded in accordance with the Company's reinsurance agreements.
[2]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $33.0 million in interest credited to contractholder funds and $10.2 million in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.
[3]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $125.9 million in interest credited to contractholder funds and $5.1 million in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.
[4]	The amount attributable to derivatives embedded in life and annuity contracts was reported as follows: $17.6 million in interest credited to contractholder funds and $946 thousand in contract benefits. These amounts were ceded in accordance with the Company's reinsurance agreements.